Inventories - Summary of The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Carrying amounts of inventories sold	¥ 46,055	¥ 27,739	¥ 192,523
Write down of inventories	25,661	6,399	0
Cost of sales	¥ 71,716	¥ 34,138	¥ 192,523